9. Stock Compensation (June 30, 2017 Note) (Details - Share based compensation) - USD ($)	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Vesting of stock options and restricted stock units	$ 280,911	$ 50,710
Basic and diluted loss per common share attributable to stock-based compensation expense	$ (0.03)	$ (0.01)